Accrued Charges (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accruals Disclosure [Abstract]
Insurance	$ 33,879	$ 29,040
Payroll and related costs	41,824	28,745
Franchise and royalty fees	9,127	8,653
Interest	876	2,737
Provincial, federal and state sales taxes	6,895	4,542
Acquisition and related costs	2,668	27,834
Environmental surcharges	6,972	7,990
Property taxes	189	141
Share based compensation	7,854	3,730
Other	26,707	18,116
Accrued charges	$ 136,991	$ 131,528